RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Narrative (Details) - USD ($) $ in Thousands	May 23, 2022	Sep. 30, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Trade receivables		$ 584,581	$ 473,511
Trade receivables, allowances for credit losses		21,387	19,493
Derecognized trade receivables under non-recourse facilitates		23,000	21,400
Derecognized trade receivables under facilitates with recourse provisions		239,600	255,000
Net advances to growers		187,400	125,800
Other receivables		174,200	143,100
Other receivables, allowances for credit losses		(19,400)	19,800
Value-Added Taxes Receivable
Financing Receivable, Past Due [Line Items]
Other receivables		39,400	39,600
Other receivables, allowances for credit losses		(18,100)	(13,900)
Past Due
Financing Receivable, Past Due [Line Items]
Net advances to growers		$ 12,000	$ 12,600
Minimum
Financing Receivable, Past Due [Line Items]
Term of supply agreement	1 year
Maximum
Financing Receivable, Past Due [Line Items]
Term of supply agreement	10 years